Nature of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 23, 2022
Nature of Operations [Abstract]
Authorised share capital	$ 50,000
Ordinary shares	50,000
Ordinary shares, par value	$ 1
Number of ordinary share issued		1
Per share value		$ 1